Gross Unrealized Losses and Fair Value of Securities with Unrealized Losses, Aggregated by Investment Category and Length of Time of Continuous Unrealized Loss Position (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value		¥ 70
Held-to-maturity securities, less than 12 months, unrealized losses		0
Held-to-maturity securities, 12 months or more, fair value		333,702
Held-to-maturity securities, 12 months or more , unrealized losses		(4,499)
Held-to-maturity securities, fair value, total		333,772
Held-to-maturity securities, unrealized losses, total		(4,499)
Marketable securities, less than 12 months, fair value	47,358	131,867
Marketable securities, less than 12 months, unrealized losses	(1,024)	(7,463)
Marketable securities, 12 months or more, fair value	71,514	462,469
Marketable securities, 12 months or more, unrealized losses	(1,129)	(6,722)
Marketable securities, fair value, total	118,872	594,336
Marketable securities, unrealized losses, total	(2,153)	(14,185)
Debt Securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	36,900	127,460
Available-for-sale securities, less than 12 months, unrealized losses	(91)	(7,145)
Available-for-sale securities, 12 months or more, fair value	71,439	111,941
Available-for-sale securities, 12 months or more, unrealized losses	(1,065)	(1,028)
Available-for-sale securities, fair value, total	108,339	239,401
Available-for-sale securities, unrealized losses, total	(1,156)	(8,173)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	10,458	4,337
Available-for-sale securities, less than 12 months, unrealized losses	(933)	(318)
Available-for-sale securities, 12 months or more, fair value	75	16,826
Available-for-sale securities, 12 months or more, unrealized losses	(64)	(1,195)
Available-for-sale securities, fair value, total	10,533	21,163
Available-for-sale securities, unrealized losses, total	(997)	(1,513)
Japanese national government bonds
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value
Held-to-maturity securities, less than 12 months, unrealized losses
Held-to-maturity securities, 12 months or more, fair value		333,702
Held-to-maturity securities, 12 months or more , unrealized losses		(4,499)
Held-to-maturity securities, fair value, total		333,702
Held-to-maturity securities, unrealized losses, total		(4,499)
Japanese national government bonds | Debt Securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	3,383	55,450
Available-for-sale securities, less than 12 months, unrealized losses	0	(877)
Available-for-sale securities, 12 months or more, fair value	46,796	3,048
Available-for-sale securities, 12 months or more, unrealized losses	(463)	(2)
Available-for-sale securities, fair value, total	50,179	58,498
Available-for-sale securities, unrealized losses, total	(463)	(879)
Japanese local government bonds
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value		70
Held-to-maturity securities, less than 12 months, unrealized losses		0
Held-to-maturity securities, 12 months or more, fair value
Held-to-maturity securities, 12 months or more , unrealized losses
Held-to-maturity securities, fair value, total		70
Held-to-maturity securities, unrealized losses, total		0
Japanese local government bonds | Debt Securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	592	2,364
Available-for-sale securities, less than 12 months, unrealized losses	(1)	(1)
Available-for-sale securities, fair value, total	592	2,364
Available-for-sale securities, unrealized losses, total	(1)	(1)
Japanese corporate bonds
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value
Held-to-maturity securities, less than 12 months, unrealized losses
Held-to-maturity securities, 12 months or more, fair value
Held-to-maturity securities, 12 months or more , unrealized losses
Held-to-maturity securities, fair value, total
Held-to-maturity securities, unrealized losses, total
Japanese corporate bonds | Debt Securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	4,731	1,034
Available-for-sale securities, less than 12 months, unrealized losses	(7)	(196)
Available-for-sale securities, 12 months or more, fair value	5,271	25,243
Available-for-sale securities, 12 months or more, unrealized losses	(63)	(28)
Available-for-sale securities, fair value, total	10,002	26,277
Available-for-sale securities, unrealized losses, total	(70)	(224)
Foreign corporate bonds
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value
Held-to-maturity securities, less than 12 months, unrealized losses
Held-to-maturity securities, 12 months or more, fair value
Held-to-maturity securities, 12 months or more , unrealized losses
Held-to-maturity securities, fair value, total
Held-to-maturity securities, unrealized losses, total
Foreign corporate bonds | Debt Securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	28,133	68,277
Available-for-sale securities, less than 12 months, unrealized losses	(83)	(6,065)
Available-for-sale securities, 12 months or more, fair value	19,228	83,650
Available-for-sale securities, 12 months or more, unrealized losses	(537)	(998)
Available-for-sale securities, fair value, total	47,361	151,927
Available-for-sale securities, unrealized losses, total	(620)	(7,063)
Other | Debt Securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	61	335
Available-for-sale securities, less than 12 months, unrealized losses	0	(6)
Available-for-sale securities, 12 months or more, fair value	144
Available-for-sale securities, 12 months or more, unrealized losses	(2)
Available-for-sale securities, fair value, total	205	335
Available-for-sale securities, unrealized losses, total	¥ (2)	¥ (6)